Trade and other receivables	12 Months Ended
Dec. 31, 2025
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Trade and other receivables
22. Trade and other receivables

All figures in £ millions	2025	2024

Current

Trade receivables	651	605

Contract assets – unbilled	86	71

Investment in finance lease receivable	21	19

Prepayments and other receivables	324	335

	1,082	1,030

Non–current

Trade receivables	10	9

Investment in finance lease receivable	45	64

Prepayments and other receivables	50	52

	105	125
Contract assets – unbilled represents
contract assets which are unbilled amounts generally resulting from US assessments where the performance obligations are yet to be fully delivered and therefore the revenue to be recognised over time has been recognised in excess of customer billings to date. Impairment charges on these contract assets are £nil (2024: £nil). Where performance obligations have been fully delivered but the amounts have not yet been billed, these are included within trade receivables. Contract assets arising from costs incurred to obtain a contract are included in other receivables. The carrying value of the Group’s trade and other receivables approximates its fair value. Trade receivables are stated net of provisions for bad and doubtful debts.
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2025	2024

At 1 January	(40)	(51)

Exchange differences	1	2

Income statement movements	(24)	(4)

Utilised	7	13

At 31 December	(56)	(40)
Concentrations of credit risk with respect to trade receivables are limited due to the Group’s large number of customers, who are internationally dispersed.
The ageing of the Group’s gross trade receivables is as follows:

All figures in £ millions	2025	2024

Contract assets – unbilled	86	71

Within due date and one month past due date	554	488

One to three months past due date	57	53

Three to six months past due date	24	22

Six to nine months past due date	12	24

Nine to 12 months past due date	8	13

More than 12 months past due date	62	54

Gross trade receivables	803	725
The Group reviews its bad debt provision at least twice a year following a detailed review of receivable balances, historical payment profiles, and assessment of relevant forward-looking risk factors including macroeconomic trends. Management believes all the remaining receivable balances are fully recoverable.